Joint ventures (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of joint ventures [line items]
Interest in Associate and Joint Ventures
	As at 30 June 2025 USD’000	As at 31 December 2024 USD’000
Interest in joint ventures	87,562	81,371

Vista Shipping Pte. Ltd. [Member]
Disclosure of joint ventures [line items]
Financial Information of Joint Venture
	As at 30 June 2025 USD’000	As at 31 December 2024 USD’000
Percentage ownership interest	50%	50%

Non-current assets	420,317	427,959
Current assets	70,547	63,657
Non-current liabilities	(294,804)	(317,722)
Current liabilities	(51,680)	(45,350)
Net assets (100%)	144,380	128,544

Group’s share of net assets (50%)	72,190	64,272

Revenue	47,904	112,907
Other income	1,643	2,623
Expenses	(33,707)	(73,951)
Profit and total comprehensive income (100%)	15,840	41,579

Profit and total comprehensive income (50%)	7,920	20,790
Adjustment to previously recognised share of profit from prior year	—	35
Group’s share of total comprehensive income (50%)	7,920	20,825

H&A Shipping [Member]
Disclosure of joint ventures [line items]
Financial Information of Joint Venture
	As at 30 June 2025 USD’000	As at 31 December 2024 USD’000
Percentage ownership interest	50%	50%

Non-current assets	59,699	59,892
Current assets	6,111	5,388
Non-current liabilities	(44,623)	(46,093)
Current liabilities	(5,340)	(4,940)
Net assets (100%)	15,847	14,247

Group’s share of net assets (50%)	7,924	7,124
Shareholder’s loans	6,308	6,308
Alignment of accounting policies	152	1,153
Carrying amount of interest in joint venture	14,384	14,585

Revenue	5,304	11,459
Other income	527	1,866
Expenses	(5,254)	(10,791)
Profit and total comprehensive income (100%)	577	2,534

Profit and total comprehensive income (50%)	289	1,267
Adjustment to previously recognised share of profit from prior year	(474)	—
Alignment of accounting policies	(16)	147
Group’s share of total comprehensive (loss)/income (50%)	(201)	1,414

Ecomar [Member]
Disclosure of joint ventures [line items]
Financial Information of Joint Venture
	As at 30 June 2025 USD’000	As at 31 December 2024 USD’000
Percentage ownership interest	50%	50%

Non-current assets	151,698	68,964
Current assets	8,154	4,928
Non-current liabilities	(138,380)	(77,032)
Current liabilities	(21,738)	—
Net liabilities (100%)	(266)	(3,140)

Group’s share of net liabilities (50%)	(133)	(1,570)
Unrecognised share of losses	1,438	1,633
Translation reserve	(1,305)	(63)
Carrying amount of interest in joint venture	—	—

Revenue	7,244	—
Other income	6,180	32
Expenses	(13,224)	(3,321)
Profit/(loss) and total comprehensive income (loss) (100%)	200	(3,289)

Profit/(loss) and total comprehensive income/(loss) (50%)	100	(1,645)
Adjustment to previously recognised share of loss from prior period	95	—
Unrecognised share of (profit)/loss for the current period	(195)	1,633
Group’s share of total comprehensive loss (50%)	—	(12)

Complexio [Member]
Disclosure of joint ventures [line items]
Financial Information of Joint Venture
	As at 30 June 2025 USD’000	As at 31 December 2024 USD’000
Percentage ownership interest	30.5%	30.5%

Non-current assets	6,675	4,262
Current assets	3,713	4,635
Current liabilities	(8,109)	(653)
Net assets (100%)	2,279	8,244

Group’s share of net assets (30.5%)	695	2,514

Revenue	601	647
Other income	—	85
Expenses	(7,136)	(8,288)
Loss and total comprehensive loss (100%)	(6,535)	(7,556)

Loss and total comprehensive loss (30.5%)	(1,993)	(2,304)
Gain on dilution	—	592
Group’s share of total comprehensive loss (30.5%)	(1,993)	(1,712)

Seascale [Member]
Disclosure of joint ventures [line items]
Financial Information of Joint Venture
As at 30 June 2025 USD’000
Percentage ownership interest	50%

Current assets	1,457
Current liabilities	(872)
Net assets (100%)	585

Group’s share of net assets (50%)	293

Revenue	1,369
Other income	8
Expenses	(843)
Profit and total comprehensive income (100%)	534

Group’s share of total comprehensive income (50%)	267